                                                       Deutsche Asset Management


Treasury Assets Institutional

Supplement dated January 24, 2001 to Confidential Private Offering Memorandum dated April 30, 2000

The following supplements the `Principal Investments' section in the Fund's Confidential Private Offering Memorandum:

The Fund may invest up to 10% of its total assets in other money market mutual funds in accordance with applicable regulations.

              Please Retain This Supplement for Future Reference

SUPPITAF (1/01)

BT Institutional Funds


                                                         A Member of the
                                                         Deutsche Bank Group [/]

                                                       Deutsche Asset Management


Daily Assets Institutional

Supplement dated January 24, 2001 to Confidential Private Offering Memorandum dated October 27, 2000

The following supplements the `Principal Investments' section in the Fund's Confidential Private Offering Memorandum:

The Fund may invest up to 10% of its total assets in other money market mutual funds in accordance with applicable regulations.

              Please Retain This Supplement for Future Reference

SUPPIDAF (1/01)

BT Institutional Funds


                                                         A Member of the
                                                         Deutsche Bank Group [/]